December 19, 2005

Via Federal Express

Mr. Steven Jacobs
Accounting Branch Chief
Securities and Exchange Commission
Washington, DC 20549
Mail Stop 4561

Re:      Lawrence Consulting Group, Inc.
         Form 10-KSB for the year ended June 30, 2005
         File No. 000-50956____________                            _

Dear Mr. Jacobs:

     In response to your comment letter to our client, Lawrence Consulting Group, Inc. ("LCG"), concerning LCG's Form 10-KSB for the year ended June 30, 2005 and Form 10-QSB for the quarter ended September 30, 2005, Exhibit 31.1 has been revised to reflect the exact language of Item 601(b)(31) of Regulation S-B. Enclosed is a copy of Form 10-KSB/A, for the year ended June 30, 2005 and the Form 10-QSB/A for the quarter ended September 30, 2005, each of which contains the revised Exhibit 31.1.

     Pursuant  to  your   request,   attached   hereto  as  Exhibit  "A"  is  an
acknowledgement executed by an executive officer of the Company.

Please contact the undersigned if you have any questions or comments.

Sincerely,


/s/ David Selengut
David Selengut


cc:  Josh Forgione





        Exhibit "A"


Mr. Steven Jacobs
Accounting Branch Chief
Securities and Exchange Commission
Washington, DC 20549
Mail Stop 4561

Re: Lawrence Consulting Group, Inc. (the "Company")

Dear Mr. Jacobs:

     In accordance with your request, on behalf of the Company, the undersigned executive officer of the Company acknowledges that:

     (i) it is responsible for the adequacy and accuracy of the disclosure in its filings;

     (ii) staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filings; and

     (iii) it may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.



/s/ Dov Perlysky
_____________________
Dov Perlysky